Discontinued UK and Europe operations held for distribution - Goodwill, Property, plant and equipment (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Discontinued UK and Europe operations held for distribution
Goodwill	£ 510
Right-of-use assets	425
UK & Europe Operations (M&G Prudential)
Discontinued UK and Europe operations held for distribution
Goodwill	1,355	£ 1,359
Right-of-use assets	278
UK & Europe Operations (M&G Prudential) | Shareholder-backed
Discontinued UK and Europe operations held for distribution
Goodwill	1,153	1,153
UK & Europe Operations (M&G Prudential) | Venture funds investments | With-profits
Discontinued UK and Europe operations held for distribution
Goodwill	£ 202	£ 206